Employee Costs - Schedule of Employee Benefits Cost (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee costs [abstract]
Wages, salaries, and benefits	CAD 2,444.8	CAD 2,211.7
Pension costs	70.2	58.9
Share-based compensation	9.5	8.9
Total employee costs	2,524.5	2,279.5
Direct labor	1,589.4	1,422.1
Indirect labor	935.1	857.4
Total employee costs	CAD 2,524.5	CAD 2,279.5